Business Acquisition, Pro Forma Information (Detail) (Marcellus Joint Venture, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Marcellus Joint Venture
Business Acquisition [Line Items]
Pro forma net revenues	$ 102,402	$ 30,172	$ 179,281
Pro forma net loss	$ (69,018)	$ (7,762)	$ (30,509)
Pro forma earnings per share			$ (0.24)